SCHEDULE OF FINANCIAL INSTRUMENTS (Details)	12 Months Ended
Dec. 31, 2022
Financial cash [member]
IfrsStatementLineItems [Line Items]
Financial classification	Amortized cost
Financial accounts receivable [member]
IfrsStatementLineItems [Line Items]
Financial classification	Amortized cost
Financial notes receivable [member]
IfrsStatementLineItems [Line Items]
Financial classification	Amortized cost
Financial investments [member]
IfrsStatementLineItems [Line Items]
Financial classification	Fair value through other comprehensive income
Financial accounts payable [member]
IfrsStatementLineItems [Line Items]
Financial classification	Amortized cost
Financial customer deposits [member]
IfrsStatementLineItems [Line Items]
Financial classification	Amortized cost
Financial loans payable [member]
IfrsStatementLineItems [Line Items]
Financial classification	Amortized cost
Financial derivative liability [member]
IfrsStatementLineItems [Line Items]
Financial classification	Fair value through profit or loss